Quarterly Report
May 31, 2019
MFS®  New Discovery Fund

Portfolio of Investments
5/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace – 4.5%
CACI International, Inc., “A” (a)	99,745	$20,300,103
Cubic Corp.	257,034	14,501,858
Curtiss-Wright Corp.	72,514	8,084,586
FLIR Systems, Inc.	347,210	16,780,659
		$59,667,206
Apparel Manufacturers – 2.3%
Levi Strauss & Co., “A” (a)	798,310	$15,503,180
Skechers USA, Inc., “A” (a)	538,563	15,042,065
		$30,545,245
Automotive – 3.8%
Hella KGaA Hueck & Co.	181,624	$8,408,227
KAR Auction Services, Inc.	294,288	16,544,871
Stoneridge, Inc. (a)	574,220	14,946,947
Visteon Corp. (a)	237,565	10,574,018
		$50,474,063
Biotechnology – 5.2%
Aimmune Therapeutics, Inc. (a)	268,054	$5,245,817
Alder Biopharmaceuticals, Inc. (a)	588,954	6,372,482
Amicus Therapeutics, Inc. (a)	711,145	8,014,604
Bio-Techne Corp.	71,172	14,095,615
Immunomedics, Inc. (a)	298,015	3,895,056
Morphosys AG, ADR (a)	300,196	7,207,706
Neurocrine Biosciences, Inc. (a)	84,636	7,175,440
Sarepta Therapeutics, Inc. (a)	27,977	3,185,181
Tricida, Inc. (a)	202,940	7,456,016
Twist Bioscience Corp. (a)	240,775	6,214,403
		$68,862,320
Brokerage & Asset Managers – 3.9%
Hamilton Lane, Inc., “A”	306,096	$15,047,679
HealthEquity, Inc. (a)	137,686	8,999,157
TMX Group Ltd.	237,305	15,831,453
Tradeweb Markets, Inc.	87,118	3,928,151
WisdomTree Investments, Inc.	1,331,260	8,000,872
		$51,807,312
Business Services – 5.6%
CarGurus, Inc. (a)	357,366	$12,207,623
Endava PLC, ADR (a)	582,646	21,814,266
EVO Payments, Inc., “A” (a)	310,244	9,133,583
Global Payments, Inc.	41,755	6,431,940
TriNet Group, Inc. (a)	86,958	5,511,398
WNS (Holdings) Ltd., ADR (a)	340,187	18,825,949
		$73,924,759
Chemicals – 1.0%
Ingevity Corp. (a)	149,960	$13,151,492
Computer Software – 8.3%
8x8, Inc. (a)	296,888	$7,163,908
Avalara, Inc. (a)	239,456	16,196,804
DocuSign, Inc. (a)	198,981	11,154,875
Everbridge, Inc. (a)	230,519	18,128,014

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Okta, Inc. (a)	32,933	$3,728,674
Pagerduty, Inc. (a)	209,988	10,793,383
Paylocity Holding Corp. (a)	162,730	16,308,801
RingCentral, Inc. (a)	82,760	9,918,786
Zendesk, Inc. (a)	202,381	17,050,599
		$110,443,844
Computer Software - Systems – 6.7%
Box, Inc. (a)	660,135	$12,205,896
Five9, Inc. (a)	150,434	7,724,786
Pluralsight, Inc., “A” (a)	336,124	10,708,911
Proofpoint, Inc. (a)	101,309	11,383,079
Q2 Holdings, Inc. (a)	249,943	18,305,825
Rapid7, Inc. (a)	309,913	16,192,954
RealPage, Inc. (a)	202,853	11,830,387
		$88,351,838
Construction – 2.9%
Foundation Building Materials, Inc. (a)	747,918	$11,345,916
Lennox International, Inc.	49,622	13,105,667
Summit Materials, Inc., “A” (a)	984,195	13,759,046
		$38,210,629
Consumer Services – 5.3%
Bright Horizons Family Solutions, Inc. (a)	164,158	$22,499,495
MakeMyTrip Ltd. (a)	611,074	14,360,239
OneSpaWorld Holdings Ltd. (a)	1,033,703	12,931,625
Planet Fitness, Inc. (a)	268,716	20,548,712
		$70,340,071
Containers – 0.5%
Berry Global Group, Inc. (a)	141,881	$6,671,245
Electrical Equipment – 1.5%
CTS Corp.	304,638	$8,060,722
Littlefuse, Inc.	73,811	12,046,693
		$20,107,415
Electronics – 2.8%
Brooks Automation, Inc.	351,557	$12,476,758
Monolithic Power Systems, Inc.	57,855	6,737,215
nLIGHT, Inc. (a)	338,603	6,328,490
Silicon Laboratories, Inc. (a)	118,437	11,082,150
		$36,624,613
Entertainment – 2.4%
CTS Eventim AG	254,253	$11,406,995
Live Nation, Inc. (a)	107,829	6,558,160
Manchester United PLC, “A”	739,551	13,504,201
		$31,469,356
Forest & Paper Products – 0.9%
Trex Co., Inc. (a)	198,233	$11,858,298
General Merchandise – 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	77,656	$7,666,200
Machinery & Tools – 0.8%
Ritchie Bros. Auctioneers, Inc.	305,788	$10,204,145

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 5.5%
Charles River Laboratories International, Inc. (a)	101,870	$12,779,592
Guardant Health, Inc. (a)	106,000	8,149,280
ICON PLC (a)	143,018	20,245,628
Medidata Solutions, Inc. (a)	90,349	8,235,311
Syneos Health, Inc. (a)	195,206	8,048,343
Teladoc Health, Inc. (a)	264,097	15,349,318
		$72,807,472
Medical Equipment – 11.3%
Inspire Medical Systems, Inc. (a)	109,856	$6,203,568
iRhythm Technologies, Inc. (a)	118,284	8,097,723
Masimo Corp. (a)	139,567	18,246,989
Merit Medical Systems, Inc. (a)	238,755	12,326,921
Mesa Laboratories, Inc.	46,629	11,642,329
Nevro Corp. (a)	137,682	8,138,383
OptiNose, Inc. (a)(l)	550,586	4,178,948
OrthoPediatrics Corp. (a)	201,887	7,843,310
PerkinElmer, Inc.	170,540	14,724,424
Quidel Corp. (a)	203,245	11,239,448
Senseonics Holdings, Inc. (a)(l)	697,025	1,380,109
Silk Road Medical, Inc. (a)	175,679	7,494,466
STERIS PLC	111,363	14,887,006
TransMedics Group, Inc. (a)	290,406	7,896,139
West Pharmaceutical Services, Inc.	128,333	14,706,962
		$149,006,725
Network & Telecom – 1.3%
Interxion Holding N.V. (a)	235,838	$17,383,619
Oil Services – 1.4%
Core Laboratories N.V.	221,821	$10,567,552
Patterson-UTI Energy, Inc.	704,136	7,484,966
		$18,052,518
Other Banks & Diversified Financials – 4.0%
Bank OZK	265,636	$7,676,880
Legacytextas Financial Group, Inc.	351,895	12,844,168
Signature Bank	81,468	9,332,159
Texas Capital Bancshares, Inc. (a)	183,939	10,539,705
Wintrust Financial Corp.	193,861	13,132,144
		$53,525,056
Pharmaceuticals – 3.1%
Aquestive Therapeutics, Inc. (a)	302,573	$1,125,572
Collegium Pharmaceutical, Inc. (a)	373,235	4,295,935
Elanco Animal Health, Inc. (a)	148,324	4,639,575
Forty Seven, Inc. (a)	197,921	2,238,486
GW Pharmaceuticals PLC, ADR (a)	50,211	8,698,554
Orchard RX Ltd., ADR (a)	278,205	5,260,856
PetIQ, Inc. (a)	358,134	9,393,855
Principia Biopharma, Inc. (a)	171,800	5,026,868
		$40,679,701
Pollution Control – 0.6%
Evoqua Water Technologies LLC (a)	650,311	$7,654,160
Railroad & Shipping – 0.3%
StealthGas, Inc. (a)	1,008,631	$3,449,518

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 3.2%
Big Yellow Group PLC, REIT	575,245	$7,390,038
Industrial Logistics Properties Trust, REIT	843,460	15,907,656
STAG Industrial, Inc., REIT	633,966	18,499,128
		$41,796,822
Restaurants – 1.6%
Performance Food Group Co. (a)	549,479	$21,621,999
Special Products & Services – 1.2%
Boyd Group Income Fund, IEU	126,572	$15,448,789
Specialty Chemicals – 3.8%
Axalta Coating Systems Ltd. (a)	660,703	$15,533,128
Ferro Corp. (a)	1,108,187	15,004,852
Ferroglobe PLC	1,020,417	1,510,217
RPM International, Inc.	132,285	7,079,893
Univar, Inc. (a)	545,272	10,910,893
		$50,038,983
Specialty Stores – 1.5%
Floor & Decor Holdings, Inc. (a)	163,724	$5,815,476
Hudson Ltd., “A” (a)	1,083,825	14,718,344
		$20,533,820
Total Common Stocks		$1,292,379,233
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 2.46% (v)	38,806,033	$38,806,033
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.37% (j)	607,027	$607,027

Other Assets, Less Liabilities – (0.8)%		(10,874,184)
Net Assets – 100.0%		$1,320,918,109
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $38,806,033 and $1,292,986,260, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,080,007,424	$—	$—	$1,080,007,424
United Kingdom	49,277,878	7,390,038	—	56,667,916
Canada	41,484,387	—	—	41,484,387
India	33,186,188	—	—	33,186,188
Germany	27,022,928	—	—	27,022,928
Ireland	20,245,628	—	—	20,245,628
Netherlands	17,383,619	—	—	17,383,619
Bahamas	12,931,625	—	—	12,931,625
Greece	3,449,518	—	—	3,449,518
Mutual Funds	39,413,060	—	—	39,413,060
Total	$1,324,402,255	$7,390,038	$—	$1,331,792,293
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At May 31, 2019, the value of securities loaned was $759,550. These loans were collateralized by cash of $607,027 and U.S. Treasury Obligations (held by the lending agent) of $212,156.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$51,685,542	$284,528,971	$297,408,167	$1,769	$(2,082)	$38,806,033
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$762,633	$—